UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21274
                                                     ---------

               Columbia Management Multi-Strategy Hedge Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                  c/o Bank of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                       Schedule of Investments (unaudited)
                                  June 30, 2009


                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                                        COST (a)                 FAIR VALUE       CAPITAL
------------------------------                                        --------                 ----------       -------
DISTRESSED
Anchorage Capital Partners, L.P.                                   $ 15,615,000              $ 16,842,978         3.76%
Anchorage Short Credit Fund, L.P.                                     2,768,079                 2,713,210         0.61
Blackstone Real Estate Special Situations Fund, L.P.                  2,091,369                 2,154,340         0.48
Blue Mountain Credit Alternatives Fund, L.P. (b)                      8,245,525                 8,940,346         1.99
D.B. Zwirn Special Opportunities Fund, L.P. (c)                       4,300,000                 1,943,301         0.43
Greywolf Capital Partners II, L.P. (d)                                4,000,956                 3,278,877         0.73
GCP II SPV II (d)                                                       710,603                   808,161         0.18
GSO Liquidity Partners, L.P.                                          3,900,000                 2,264,769         0.51
Harbinger Capital Partners Special Situations Fund, L.P. (e)         10,745,000                 6,038,031         1.35
Highland Crusader Fund, L.P. (c)                                      3,465,641                 2,971,924         0.66
King Street Capital, L.P. (f)                                        13,005,100                16,008,611         3.57
Marathon Distressed Subprime Fund, L.P.                               8,450,000                 6,708,757         1.50
Redwood Domestic Fund, L.P.                                          13,575,000                14,823,069         3.31
Silver Point Capital Fund, L.P.                                      11,200,000                10,329,763         2.30
TCW Special Mortgage Credits Fund II, L.P.                            8,446,402                 8,112,614         1.81
                                                                   ------------              ------------       -------
TOTAL DISTRESSED                                                    110,518,675               103,938,751        23.19
                                                                   ------------              ------------       -------

EVENT DRIVEN
Elliott Associates, L.P.                                              2,600,000                 6,381,003         1.42
Magnetar Capital, L.P. (g)                                           13,625,000                10,776,896         2.40
Perry Partners, L.P.                                                 16,367,387                16,051,870         3.58
Seneca Capital, L.P. (h)                                             13,384,682                10,525,699         2.35
                                                                   ------------              ------------       -------
TOTAL EVENT DRIVEN                                                   45,977,069                43,735,468         9.75
                                                                   ------------              ------------       -------

LONG AND/OR SHORT EQUITY
Adelphi Europe Partners, L.P.                                         5,682,366                 5,249,860         1.17
Black Bear Fund I, L.P. (i)                                           3,563,448                 2,703,872         0.60
Blue Harbour Strategic Value Partners, L.P.                           4,000,000                 3,115,109         0.70
Broad Peak Fund, L.P.                                                 1,678,331                 1,703,218         0.38
Cavalry Technology, L.P.                                             11,537,652                12,306,848         2.75
Citadel Wellington, LLC (j)                                          15,700,000                 9,506,723         2.12
Conatus Capital Partners, L.P.                                        2,100,000                 1,790,001         0.40
Egerton Capital Partners, L.P.                                       10,100,000                 8,817,863         1.97
Elm Ridge Capital Partners, L.P.                                     11,805,838                14,106,313         3.15
Empire Capital Partners Enhanced Fund, L.P.                          13,087,024                14,845,780         3.32

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009


                                                                                                                  % OF
                                                                                                                MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)                            COST (a)                 FAIR VALUE       CAPITAL
------------------------------------------                            --------                 ----------       -------
LONG AND/OR SHORT EQUITY (CONTINUED)
Galante Partners, L.P.                                             $  7,470,555              $  7,731,767         1.73%
Greenlight Capital Qualified, L.P.                                      700,000                 1,703,587         0.38
Impala Alternative Energy Fund, L.P.                                  1,550,000                   817,098         0.18
Impala Fund, L.P.                                                     8,950,000                 6,657,156         1.49
Impala Transportation Fund, L.P.                                      2,475,000                 2,204,843         0.49
Kingsford Capital Partners, L.P.                                      5,791,628                 6,515,651         1.45
Montrica Global Opportunities Fund, L.P.                              5,900,000                 4,597,164         1.03
Passport II, L.P. (k)                                                10,100,000                 5,970,767         1.33
Scout Capital Partners II LP                                         12,396,209                14,433,693         3.22
Seasons Aggressive Fund, L.P.                                        15,823,626                13,721,936         3.06
Spring Point Contra Partners, L.P.                                    4,706,213                 6,322,702         1.41
Thruway Partners, L.P.                                               13,786,995                12,554,173         2.80
Tosca (l)                                                             4,709,512                 2,126,513         0.47
Tremblant Partners, L.P.                                             12,683,615                12,922,038         2.88
Trian Partners, L.P.                                                 11,000,000                 9,118,283         2.03
Viking Global Equities Fund, L.P.                                     3,600,000                 4,021,248         0.90
                                                                   ------------              ------------       -------
TOTAL LONG AND/OR SHORT EQUITY                                      200,898,012               185,564,206        41.41
                                                                   ------------              ------------       -------

MULTI-ARBITRAGE
Canyon Value Realization Fund, L.P. (m)                              16,051,734                16,749,148         3.74
HBK Fund, L.P. (n)                                                    5,310,073                 4,799,634         1.07
OZ Domestic Partners, L.P.                                           11,244,820                12,819,695         2.86
Sandelman Partners Multi-Strategy Fund, L.P. (l)                      1,132,204                   505,880         0.11
Stark Investments, L.P. (o)                                          13,022,119                11,146,431         2.49
SuttonBrook Capital Partners, L.P.                                    9,075,698                10,913,839         2.44
                                                                   ------------              ------------       -------
TOTAL MULTI-ARBITRAGE                                                55,836,648                56,934,627        12.71
                                                                   ------------              ------------       -------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS                               $413,230,404              $390,173,052        87.06%
                                                                   ------------              ------------       -------

Other assets, less liabilities                                                               $ 57,981,561        12.94%
                                                                                             ------------       -------

MEMBERS' CAPITAL                                                                             $448,154,613       100.00%
                                                                                             ============       =======


The investments in Portfolio Funds shown above, representing 87.06% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

The Fund's investments on June 30, 2009 are summarized below based on the investment strategy of each specific Portfolio Fund.

                                                                   % OF TOTAL
                                                                 INVESTMENTS IN
         INVESTMENT STRATEGY                                     PORTFOLIO FUNDS
                                                                 ---------------
         Long and/or Short Equity                                      47.56%
         Distressed                                                    26.64
         Multi-Arbitrage                                               14.59
         Event Driven                                                  11.21
                                                                      -------
         TOTAL                                                        100.00%
                                                                      =======

(a) The aggregate cost of investments in Portfolio Funds for tax purposes was approximately $443,721,614. Net unrealized depreciation on investments for tax purposes was $53,548,563 consisting of $9,927,270 of gross unrealized appreciation, and $63,475,833 of gross unrealized depreciation.

(b) Subsequent to the date of this report, the Portfolio Fund instituted a liquidity restructuring plan effective July 1, 2009 by offering a new share class (the "Q2 Shares") that is subject to more restrictive liquidity terms than the existent Share Class A1. The Q2 Shares will be redeemable on a non-calendar quarter basis subject to a 2.5% fund-level gate (restriction on redemptions), with additional liquidity available at a discount to NAV. The Fund submitted a full redemption request to this Portfolio Fund for the August 31, 2009 redemption date and is expected to receive approximately 3% of the requested redemption amount for the above referenced redemption date.

(c) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. Cash distributions will be made to the partners on a pro-rata basis as the Portfolio Fund's assets are liquidated.

(d) As of June 30, 2009, approximately 25% of the Fund's non-side-pocketed investment with the Portfolio Fund remains in a special purpose vehicle ("SPV") which was created for the March 31, 2009 redemption date. $808,161 reflected as a fair value for GCP II SPV II on the Schedule of Investments represents the Fund's investment in SPV. SPV is expected to be fully liquidated within the next two years.

(e) The Portfolio Fund transferred all of its assets held in a non-segregated form (securities held in a non-cash account) at Lehman Brothers International (53% of the Portfolio Fund's 9/30/08 NAV) into a reserve account. The funds held in the reserve account were not available for redemption as of the date of this report.

(f) The Portfolio Fund applied an additional 6% reserve holdback to the December 31, 2008 and future redemption dates to provide for possible contingent liabilities related to insolvency of Lehman Brothers Holdings and its affiliates. The reserve holdback has not been released as of the date of this report and is only applicable to the partners who were in the Portfolio Fund as of September 30, 2008.

(g) The Portfolio Fund invoked a gate (restriction) on the June 30, 2009 redemptions and provided for redemptions up to 15% of the Portfolio Fund's net assets through cash distributions. Based on the gate, the partners received approximately 20% of the requested redemption amount through cash distributions. The Fund has not submitted any redemption requests to this Portfolio Fund as of the date of this report.

(h) As of June 30, 2009, approximately 50% of the Fund's non-side-pocketed capital ("main portfolio") remains in a special liquidating vehicle ("SLV") created on December 31, 2008. As the assets held in SLV are monetized, the proceeds will be distributed in cash to the redeeming partners and re-allocated to the main portfolio for the non-redeeming partners.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

i) As a result of significant withdrawal requests for the June 30, 2009 redemption date, the Portfolio Fund transferred approximately 30% of the requested redemption amounts to a liquidating vehicle. The liquidating vehicle is expected to be monetized within the next six to nine months.

(j) The Portfolio Fund suspended withdrawals in the fourth quarter of 2008. As of the date of this report, the Portfolio Fund has communicated its intention to make partial distributions to partners on a pro-rata basis in accordance with the partners' respective redemption requests. The Fund is expected to receive about 2.5% of its capital for the September 30, 2009 redemption date.

(k) Approximately 13% of the partners' capital requested for redemption effective December 31, 2008 remains in a special purpose vehicle ("SPV") created to provide for an orderly liquidation of those assets. The Fund has not submitted a redemption request to this Portfolio Fund as of the date of this report.

(l) As a result of significant redemption requests, the Portfolio Fund implemented a reorganization plan in 2008 which included an option of continued participation in the Portfolio Fund and a liquidation option. The Fund selected the liquidation option. Under the terms of the liquidation option, the Fund receives cash distributions as the Portfolio Fund's assets are liquidated. The Fund is expected to receive the majority of its remaining capital by December 31, 2009.

(m) The Portfolio Fund has restricted redemption rights by transferring the instruments with an illiquid profile into a side pocket investment as of December 31, 2008. As of the date of this report, approximately 21% of the Fund's investment in the Portfolio Fund remains in the side pocket.

(n) The Portfolio Fund invoked a restriction (gate) on the June 30, 2009 redemptions and provided for redemptions up to 10% of the Portfolio Fund's net assets through cash distributions. The Fund submitted a full redemption request to the Portfolio Fund for the June 30, 2009 redemption date and, subsequently, received approximately 15% of its capital in July 2009.

(o) As a result of significant redemption requests, the Portfolio Fund created a liquidating trust for the partners who requested March 31, 2009 redemption. The liquidation trust was to provide for an orderly liquidation of its assets. The Fund has not submitted any redemption requests to this Portfolio Fund as of the date of this report.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

PORTFOLIO VALUATION

The investments in portfolio funds ("Portfolio Funds") of Columbia Management Multi-Strategy Hedge Fund, LLC (the "Fund") are valued by Bank of America Investment Advisors, Inc. (the "Adviser") as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Board of Directors of the Fund (the "Board"). The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the Portfolio managers or administrators of the Portfolio Funds, subject to a determination by the Adviser that such value represents the fair value of the investment. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from the Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from the Portfolio Funds. The Fund, the Adviser and Grosvenor Capital Management, L.P. (the "Subadviser") rely upon audited and unaudited reports and estimates prepared by or for the Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in a Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. The Fund, the Adviser and the Subadviser will not be able to confirm independently the accuracy of the valuations provided by the Portfolio Funds or their managers or administrators.

Portfolio Funds, or their managers or administrator, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its manager or administrator. In such instances, consideration will be given to the financial condition and operating results of the issuer, the amount that the Portfolio Funds would reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Funds or its manager or administrator.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are stricter than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interest from such a Portfolio Fund, it may be required to maintain the side pocket investments for an extended period of time and retain its interests in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Fund may receive an 'in kind' distribution and fully remove its interests from the Portfolio Fund. The value of the side pockets may fluctuate significantly. As of June 30, 2009, the Fund's investments in side pockets represented 3.26% of the Fund's net assets.

In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to bi-annually and, in some cases, have lock up provisions under which the Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

governing documents of Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital.

INVESTMENTS

The Fund's investments are reported at fair value in accordance with SFAS 157, which is defined below. The Board and the Valuation Committee have approved procedures pursuant to which the Fund values its investment in Portfolio Funds subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Portfolio Funds takes into consideration all available information and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Fund by the managers of these Portfolio Funds as an input, and the Fund, Board or Valuation Committee may reasonably determine that additional factors should be considered and reflected. The value of the Fund's investments determined using the Fund's procedures may differ from the value reported by the Portfolio Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In September 2006, the Financial Accounting Financial Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are as follows:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
     o Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
     o Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Adviser generally uses the value reported by the Portfolio Fund as the primary input to its valuation; however adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

INVESTMENTS (CONTINUED)

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to the Adviser's perceived risk of that fund.

Substantially all of the Fund's investments in Portfolio Funds have been classified within level 3, and the Fund generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Fund, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Fund's results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2009:


                                           LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
                                        -------------     -------------     -------------     -------------
Investments in Portfolio Funds          $          --     $          --     $ 390,173,052     $ 390,173,052
                                        -------------     -------------     -------------     -------------
TOTAL                                   $          --     $          --     $ 390,173,052     $ 390,173,052
                                        =============     =============     =============     =============


The following table includes a roll forward of the amounts for the three-month period ended June 30, 2009 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

         BEGINNING BALANCE AS OF 3/31/09                   $371,644,567
         Realized gain/(loss)                                (5,094,767)
         Change in unrealized
         appreciation/(depreciation)                         25,262,366
         Net purchases/sales                                 (1,639,114)
         Net transfers in and/or out of Level 3                      --
                                                           ------------
         ENDING BALANCE AS OF 6/30/09                      $390,173,052
                                                           ============

Net unrealized gains (losses) related to Portfolio Funds held by the Fund at June 30, 2009 are $22,506,820.

               Columbia Management Multi-Strategy Hedge Fund, LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2009

For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Management Multi-Strategy Hedge Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date                       August 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David R. Bailin
                         -------------------------------------------------------
                           David R. Bailin, President
                           (principal executive officer)

Date                       August 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, Treasurer and Senior Vice President (principal financial officer)

Date                       August 28, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.